Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2018-C12
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	K-Star Asset Management LLC
Current Mortgage Loan and Property Stratification	8-12		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 1)	13-15		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24-25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353DAU9	3.293700%	23,420,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353DAV7	4.151900%	87,995,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90353DAW5	4.194500%	38,957,000.00	13,983,337.95	659,058.81	48,877.59	0.00	0.00	707,936.40	13,324,279.14	32.76%	30.00%
A-3	90353DAX3	3.874000%	10,670,000.00	7,649,558.38	0.00	24,695.32	0.00	0.00	24,695.32	7,649,558.38	32.76%	30.00%
A-4	90353DAY1	4.029900%	185,000,000.00	185,000,000.00	0.00	621,276.25	0.00	0.00	621,276.25	185,000,000.00	32.76%	30.00%
A-5	90353DAZ8	4.296200%	217,415,000.00	217,415,000.00	0.00	778,381.94	0.00	0.00	778,381.94	217,415,000.00	32.76%	30.00%
A-S	90353DBC8	4.587000%	69,426,000.00	69,426,000.00	0.00	265,380.89	0.00	0.00	265,380.89	69,426,000.00	21.73%	21.38%
B	90353DBD6	4.787500%	34,210,000.00	34,210,000.00	0.00	136,483.65	0.00	0.00	136,483.65	34,210,000.00	16.30%	17.13%
C	90353DBE4	5.169372%	36,222,000.00	36,222,000.00	0.00	156,037.50	0.00	0.00	156,037.50	36,222,000.00	10.54%	12.63%
D	90353DAC9	3.000000%	21,585,000.00	21,585,000.00	0.00	53,962.50	0.00	0.00	53,962.50	21,585,000.00	7.12%	9.94%
D-RR*	90353DAF2	5.169372%	20,674,000.00	20,674,000.00	0.00	29,063.75	0.00	0.00	29,063.75	20,674,000.00	3.83%	7.38%
E-RR	90353DAH8	5.169372%	9,056,000.00	9,056,000.00	0.00	0.00	0.00	0.00	0.00	9,056,000.00	2.39%	6.25%
F-RR	90353DAK1	5.169372%	9,055,000.00	9,055,000.00	0.00	0.00	0.00	0.00	0.00	9,055,000.00	0.96%	5.13%
G-RR	90353DAM7	5.169372%	9,056,000.00	6,025,624.05	0.00	0.00	0.00	2,403.00	0.00	6,023,221.05	0.00%	4.00%
NR-RR	90353DAP0	5.169372%	32,197,824.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	90353DAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353DAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			804,938,824.00	630,301,520.38	659,058.81	2,114,159.39	0.00	2,403.00	2,773,218.20	629,640,058.57

X-A	90353DBA2	1.000321%	563,457,000.00	424,047,896.33	0.00	353,486.71	0.00	0.00	353,486.71	423,388,837.52
X-B	90353DBB0	0.382499%	139,858,000.00	139,858,000.00	0.00	44,579.68	0.00	0.00	44,579.68	139,858,000.00
X-D	90353DAA3	2.169372%	21,585,000.00	21,585,000.00	0.00	39,021.58	0.00	0.00	39,021.58	21,585,000.00
Notional SubTotal			724,900,000.00	585,490,896.33	0.00	437,087.97	0.00	0.00	437,087.97	584,831,837.52

Deal Distribution Total					659,058.81	2,551,247.36	0.00	2,403.00	3,210,306.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353DAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353DAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90353DAW5	358.94288446	16.91759658	1.25465488	0.00000000	0.00000000	0.00000000	0.00000000	18.17225146	342.02528788
A-3	90353DAX3	716.92205998	0.00000000	2.31446298	0.00000000	0.00000000	0.00000000	0.00000000	2.31446298	716.92205998
A-4	90353DAY1	1,000.00000000	0.00000000	3.35825000	0.00000000	0.00000000	0.00000000	0.00000000	3.35825000	1,000.00000000
A-5	90353DAZ8	1,000.00000000	0.00000000	3.58016669	0.00000000	0.00000000	0.00000000	0.00000000	3.58016669	1,000.00000000
A-S	90353DBC8	1,000.00000000	0.00000000	3.82250007	0.00000000	0.00000000	0.00000000	0.00000000	3.82250007	1,000.00000000
B	90353DBD6	1,000.00000000	0.00000000	3.98958346	0.00000000	0.00000000	0.00000000	0.00000000	3.98958346	1,000.00000000
C	90353DBE4	1,000.00000000	0.00000000	4.30781017	0.00000000	0.00000000	0.00000000	0.00000000	4.30781017	1,000.00000000
D	90353DAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353DAF2	1,000.00000000	0.00000000	1.40581165	2.90199865	7.94304053	0.00000000	0.00000000	1.40581165	1,000.00000000
E-RR	90353DAH8	1,000.00000000	0.00000000	0.00000000	4.30781029	17.06252319	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	90353DAK1	1,000.00000000	0.00000000	0.00000000	4.30781005	21.25630370	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	90353DAM7	665.37368043	0.00000000	0.00000000	2.86630300	119.37967646	0.00000000	0.26534894	0.00000000	665.10833149
NR-RR	90353DAP0	0.00000000	0.00000000	0.00000000	0.00000000	149.67439290	0.00000000	0.00000000	0.00000000	0.00000000
Z	90353DAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353DAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353DBA2	752.58253306	0.00000000	0.62735348	0.00000000	0.00000000	0.00000000	0.00000000	0.62735348	751.41286295
X-B	90353DBB0	1,000.00000000	0.00000000	0.31874959	0.00000000	0.00000000	0.00000000	0.00000000	0.31874959	1,000.00000000
X-D	90353DAA3	1,000.00000000	0.00000000	1.80781005	0.00000000	0.00000000	0.00000000	0.00000000	1.80781005	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	48,877.59	0.00	48,877.59	0.00	0.00	0.00	48,877.59	0.00
A-3	07/01/26 - 07/30/26	30	0.00	24,695.32	0.00	24,695.32	0.00	0.00	0.00	24,695.32	0.00
A-4	07/01/26 - 07/30/26	30	0.00	621,276.25	0.00	621,276.25	0.00	0.00	0.00	621,276.25	0.00
A-5	07/01/26 - 07/30/26	30	0.00	778,381.94	0.00	778,381.94	0.00	0.00	0.00	778,381.94	0.00
X-A	07/01/26 - 07/30/26	30	0.00	353,486.71	0.00	353,486.71	0.00	0.00	0.00	353,486.71	0.00
X-B	07/01/26 - 07/30/26	30	0.00	44,579.68	0.00	44,579.68	0.00	0.00	0.00	44,579.68	0.00
A-S	07/01/26 - 07/30/26	30	0.00	265,380.89	0.00	265,380.89	0.00	0.00	0.00	265,380.89	0.00
B	07/01/26 - 07/30/26	30	0.00	136,483.65	0.00	136,483.65	0.00	0.00	0.00	136,483.65	0.00
C	07/01/26 - 07/30/26	30	0.00	156,037.50	0.00	156,037.50	0.00	0.00	0.00	156,037.50	0.00
X-D	07/01/26 - 07/30/26	30	0.00	39,021.58	0.00	39,021.58	0.00	0.00	0.00	39,021.58	0.00
D	07/01/26 - 07/30/26	30	0.00	53,962.50	0.00	53,962.50	0.00	0.00	0.00	53,962.50	0.00
D-RR	07/01/26 - 07/30/26	30	103,771.48	89,059.67	0.00	89,059.67	59,995.92	0.00	0.00	29,063.75	164,214.42
E-RR	07/01/26 - 07/30/26	30	115,011.24	39,011.53	0.00	39,011.53	39,011.53	0.00	0.00	0.00	154,518.21
F-RR	07/01/26 - 07/30/26	30	152,810.33	39,007.22	0.00	39,007.22	39,007.22	0.00	0.00	0.00	192,475.83
G-RR	07/01/26 - 07/30/26	30	1,050,619.24	25,957.24	0.00	25,957.24	25,957.24	0.00	0.00	0.00	1,081,102.35
NR-RR	N/A	N/A	4,798,518.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,819,189.76
Totals			6,220,730.94	2,715,219.27	0.00	2,715,219.27	163,971.91	0.00	0.00	2,551,247.36	6,411,500.57

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	3,210,306.17
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,724,400.26	Master Servicing Fee	2,899.12
Interest Reductions due to Nonrecoverability Determination	(79,867.15)	Certificate Administrator Fee	4,722.01
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	271.38
ARD Interest	0.00	Operating Advisor Fee	1,080.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	168.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,644,533.11	Total Fees	9,140.85

Principal		Expenses/Reimbursements
Scheduled Principal	661,461.81	Reimbursement for Interest on Advances	2,509.21
Unscheduled Principal Collections		ASER Amount	52,979.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,656.13
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(2,403.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	659,058.81	Total Expenses/Reimbursements	84,144.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,551,247.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	659,058.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,210,306.17
Total Funds Collected	3,303,591.92	Total Funds Distributed	3,303,591.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	630,301,520.38	630,301,520.38	Beginning Certificate Balance	630,301,520.38
(-) Scheduled Principal Collections	661,461.81	661,461.81	(-) Principal Distributions	659,058.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	2,403.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	2,403.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	2,403.00	2,403.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	629,640,058.57	629,640,058.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	631,376,960.03	631,376,960.03	Ending Certificate Balance	629,640,058.57
Ending Actual Collateral Balance	630,754,337.54	630,754,337.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	2,799,533.78	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,799,533.78	0.00	Net WAC Rate	5.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	109,024,114.20	17.32%	23	5.3216	NAP	Defeased	14	109,024,114.20	17.32%	23	5.3216	NAP
5,000,000 or less	9	28,089,705.90	4.46%	14	4.8109	2.084499	Less than 1.41	15	175,336,007.10	27.85%	23	5.1656	0.681278
5,000,001 to 10,000,000	18	144,193,624.61	22.90%	15	4.9367	2.082272	1.41 to 1.50	5	95,434,259.34	15.16%	21	5.1402	1.463920
10,000,001 to 15,000,000	9	106,516,371.05	16.92%	23	5.0558	1.567938	1.51 to 1.60	3	20,539,858.58	3.26%	23	5.0968	1.536329
15,000,001 to 20,000,000	6	105,658,581.35	16.78%	22	4.9837	1.318891	1.61 to 1.70	5	36,180,583.30	5.75%	23	5.1333	1.653501
20,000,001 to 25,000,000	2	45,391,425.13	7.21%	22	5.0935	1.405386	1.71 to 1.80	1	14,296,918.85	2.27%	24	4.6900	1.730000
25,000,001 to 35,000,000	3	90,766,236.33	14.42%	21	4.8136	1.167946	1.81 to 1.90	2	27,420,000.00	4.35%	22	4.9944	1.835412
35,000,001 to 45,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	2,700,000.00	0.43%	24	4.7700	1.910000
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	6	84,446,071.38	13.41%	21	4.7434	2.108429
Totals	61	629,640,058.57	100.00%	20	5.0193	1.597549	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 2.75	2	10,822,209.97	1.72%	24	5.2943	2.585349
							2.76 or greater	7	53,440,035.85	8.49%	(2)	4.0937	3.708500
							Totals	61	629,640,058.57	100.00%	20	5.0193	1.597549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	16	109,024,114.20	17.32%	23	5.3216	NAP
							Defeased	16	109,024,114.20	17.32%	23	5.3216	NAP
Arizona	3	24,558,826.88	3.90%	24	4.8248	0.474819
							Industrial	3	23,585,289.97	3.75%	24	4.6184	2.621429
Arkansas	1	14,296,918.85	2.27%	24	4.6900	1.730000
							Lodging	11	79,997,992.72	12.71%	24	5.4192	0.808907
California	5	39,175,887.71	6.22%	23	5.0571	1.580638
							Mixed Use	1	33,500,000.00	5.32%	17	4.4430	2.010000
Colorado	2	19,209,078.13	3.05%	23	5.0124	1.874729
							Mobile Home Park	1	10,800,000.00	1.72%	23	5.0220	3.350000
Florida	2	12,949,414.34	2.06%	23	5.4541	2.158471
							Multi-Family	5	50,556,515.62	8.03%	23	4.9283	1.821826
Georgia	1	5,445,980.43	0.86%	24	5.2800	1.670000
							Office	11	173,861,395.14	27.61%	22	5.0777	1.218872
Illinois	3	12,841,265.82	2.04%	23	5.1230	0.408125
							Other	2	26,082,329.18	4.14%	(28)	3.5207	3.647652
Indiana	1	11,459,858.58	1.82%	23	5.0500	1.530000
							Retail	13	118,482,447.66	18.82%	23	4.9984	1.656843
Maryland	1	8,100,000.00	1.29%	24	5.0900	1.540000
							Self Storage	1	3,750,000.00	0.60%	23	4.9630	2.520000
Massachusetts	1	41,482,393.90	6.59%	22	5.1760	1.430000
							Totals	64	629,640,058.57	100.00%	20	5.0193	1.597549
Michigan	2	33,559,455.10	5.33%	23	4.8595	1.375699

Missouri	2	10,931,000.00	1.74%	21	5.1288	1.771673

Nevada	2	26,391,130.92	4.19%	22	4.9510	1.775215

New Jersey	2	17,669,306.74	2.81%	22	4.9586	2.444903

New York	5	70,682,329.17	11.23%	1	4.2608	2.485533

Oklahoma	1	10,996,657.04	1.75%	23	5.1952	2.210000

Oregon	2	7,072,209.97	1.12%	24	5.4700	2.620000

Tennessee	3	30,537,637.27	4.85%	24	5.2983	0.579545

Texas	5	54,034,302.26	8.58%	23	5.0057	1.000812

Utah	1	6,882,025.88	1.09%	23	6.0085	1.320000

Virginia	3	62,340,291.29	9.90%	21	5.0244	1.829744

Totals	64	629,640,058.57	100.00%	20	5.0193	1.597549

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	109,024,114.20	17.32%	23	5.3216	NAP	Defeased	14	109,024,114.20	17.32%	23	5.3216	NAP
	4.6000% or less	8	96,251,610.16	15.29%	7	4.1500	2.493713	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	3	27,912,902.08	4.43%	24	4.7173	1.594893	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	105,519,957.39	16.76%	23	4.9480	1.109158	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	14	196,375,456.03	31.19%	22	5.0930	1.659061	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	4	35,686,435.53	5.67%	23	5.3465	0.980199	49 months or greater	47	520,615,944.37	82.68%	20	4.9560	1.603810
	5.4001% to 5.6000%	4	24,903,475.79	3.96%	23	5.4719	1.388061	Totals	61	629,640,058.57	100.00%	20	5.0193	1.597549
	5.6001% to 5.8000%	3	16,557,953.35	2.63%	24	5.6344	1.258025
	5.8001% or greater	3	17,408,154.04	2.76%	23	6.1149	0.988746
	Totals	61	629,640,058.57	100.00%	20	5.0193	1.597549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	109,024,114.20	17.32%	23	5.3216	NAP	Defeased	14	109,024,114.20	17.32%	23	5.3216	NAP
	60 months or less	47	520,615,944.37	82.68%	20	4.9560	1.603810	Interest Only	21	209,451,729.11	33.27%	15	4.6797	2.088185
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	311,164,215.26	49.42%	23	5.1420	1.277766
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	629,640,058.57	100.00%	20	5.0193	1.597549	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	61	629,640,058.57	100.00%	20	5.0193	1.597549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	109,024,114.20	17.32%	23	5.3216	NAP			No outstanding loans in this group
Underwriter's Information		1	10,000,000.00	1.59%	23	5.0300	2.140000
	12 months or less	40	397,454,549.80	63.12%	20	4.9701	1.615901
	13 months to 24 months	6	113,161,394.57	17.97%	21	4.9001	1.513961
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	629,640,058.57	100.00%	20	5.0193	1.597549
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A1	30299799	OF	Richmond	VA	Actual/360	5.066%	115,231.31	43,879.36	0.00	N/A	05/05/28	--	26,414,998.71	26,371,119.35	04/05/26
2A4	30299976				Actual/360	5.066%	76,820.88	29,252.92	0.00	N/A	05/05/28	--	17,609,999.14	17,580,746.22	04/05/26
3A1	30314877	OF	Lawrence	MA	Actual/360	5.176%	102,869.29	34,038.02	0.00	N/A	06/06/28	--	23,079,812.41	23,045,774.39	08/06/26
3A2	30314878				Actual/360	5.176%	82,295.43	27,230.42	0.00	N/A	06/06/28	--	18,463,849.80	18,436,619.38	08/06/26
4	30314879	MU	New York	NY	Actual/360	4.443%	128,168.21	0.00	0.00	N/A	01/05/28	--	33,500,000.00	33,500,000.00	08/05/26
5A1	30314880	LO	Various	Various	Actual/360	5.000%	133,221.34	46,613.90	0.00	N/A	08/01/28	--	30,941,730.88	30,895,116.98	07/01/26
6A2A4	30314882	98	New York	NY	Actual/360	3.108%	23,104.60	0.00	0.00	N/A	05/05/23	05/05/26	8,632,931.67	8,632,931.67	08/05/26
6A2A5	30314883				Actual/360	3.108%	23,104.60	0.00	0.00	N/A	05/05/23	05/05/26	8,632,931.67	8,632,931.67	08/05/26
6A2A6	30314884				Actual/360	3.108%	11,552.23	0.00	0.00	N/A	05/05/23	05/05/26	4,316,440.08	4,316,440.08	08/05/26
7	30501170	RT	Yorba Linda	CA	Actual/360	5.008%	96,531.25	36,460.70	0.00	N/A	07/06/28	--	22,382,111.44	22,345,650.74	08/06/26
8	30501157	RT	Fredericksburg	VA	Actual/360	5.051%	84,784.70	36,695.55	0.00	N/A	07/06/28	--	19,495,029.41	19,458,333.86	08/06/26
9	30314885	OF	Arlington	TX	Actual/360	4.970%	0.00	0.00	0.00	N/A	07/01/28	--	18,661,760.65	18,661,760.65	06/01/22
11	30314888	OF	Southfield	MI	Actual/360	5.400%	77,108.99	23,124.26	0.00	08/06/28	08/06/48	--	16,582,579.36	16,559,455.10	08/06/26
12	30501309	LO	Chattanooga	TN	Actual/360	5.622%	71,099.61	39,508.62	0.00	N/A	08/06/28	--	14,686,461.97	14,646,953.35	08/06/26
13	30314889	RT	Reno	NV	Actual/360	4.951%	74,267.75	0.00	0.00	N/A	06/05/28	--	17,420,000.00	17,420,000.00	08/05/26
14A1	30314930	IN	Miami	FL	Actual/360	5.435%	41,919.36	15,918.06	0.00	N/A	06/06/28	--	8,956,862.66	8,940,944.60	08/06/26
14A2	30314890				Actual/360	5.435%	27,946.24	10,612.04	0.00	N/A	06/06/28	--	5,971,241.76	5,960,629.72	08/06/26
15	30314891	MF	Detroit	MI	Actual/360	4.333%	63,430.31	0.00	0.00	N/A	07/06/28	--	17,000,000.00	17,000,000.00	08/06/26
16	30314892	RT	Conway	AR	Actual/360	4.690%	57,820.01	19,885.53	0.00	N/A	08/06/28	--	14,316,804.38	14,296,918.85	08/06/26
17	30314893	LO	New Braunfels	TX	Actual/360	5.290%	60,631.98	18,965.15	0.00	N/A	08/06/28	--	13,310,269.73	13,291,304.58	08/06/26
19	30314894	IN	Amarillo	TX	Actual/360	4.740%	44,643.28	21,529.40	0.00	N/A	08/01/28	--	10,937,512.63	10,915,983.23	08/01/26
20	30314895	MF	Plainfield	IN	Actual/360	5.050%	49,899.20	14,886.59	0.00	N/A	07/06/28	--	11,474,745.17	11,459,858.58	08/06/26
21	30314896	MH	Monticello	MN	Actual/360	5.418%	52,647.37	13,464.58	0.00	N/A	08/06/28	--	11,284,401.37	11,270,936.79	08/06/26
22	30501222	OF	Tempe	AZ	Actual/360	4.581%	45,363.63	0.00	0.00	N/A	07/06/28	--	11,500,000.00	11,500,000.00	08/06/26
23	30501247	MF	Oklahoma City	OK	Actual/360	5.195%	49,257.12	13,856.54	0.00	N/A	07/06/28	--	11,010,513.58	10,996,657.04	08/06/26
24	30314897	LO	Austin	TX	Actual/360	5.170%	44,492.73	18,442.07	0.00	N/A	07/01/28	--	9,994,000.45	9,975,558.38	08/01/26
26	30314898	MF	New York	NY	Actual/360	5.450%	52,092.92	0.00	0.00	N/A	07/06/28	--	11,100,000.00	11,100,000.00	08/06/26
27	30314899	MH	Fort Collins	CO	Actual/360	5.022%	46,704.60	0.00	0.00	N/A	07/06/28	--	10,800,000.00	10,800,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30314900	RT	Longview	TX	Actual/360	5.090%	47,337.00	0.00	0.00	N/A	06/06/28	--	10,800,000.00	10,800,000.00	08/06/26
29	30501250	OF	Las Vegas	NV	Actual/360	4.951%	38,320.49	17,197.93	0.00	N/A	07/06/28	--	8,988,328.85	8,971,130.92	08/06/26
30	30314901	OF	Richmond	VA	Actual/360	5.030%	43,313.89	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	07/01/26
31	30314902	OF	Madison	NJ	Actual/360	5.318%	45,793.89	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	08/06/26
32	30314903	RT	Ballwin	MO	Actual/360	5.070%	43,658.33	0.00	0.00	N/A	05/01/28	--	10,000,000.00	10,000,000.00	08/01/26
33	30314904	RT	Chicago	IL	Actual/360	4.970%	41,213.73	0.00	0.00	N/A	07/01/28	--	9,630,000.00	9,630,000.00	08/01/26
35A2	30501054	RT	Charlottesville	VA	Actual/360	4.800%	34,674.18	0.00	0.00	N/A	06/06/28	--	8,388,425.69	8,388,425.69	08/06/26
36	30314906	IN	Florham Park	NJ	Actual/360	4.490%	29,713.74	15,834.48	0.00	N/A	07/01/28	--	7,685,141.22	7,669,306.74	08/01/26
37	30314907	LO	Seaside	OR	Actual/360	5.470%	33,403.63	19,437.62	0.00	N/A	08/01/28	--	7,091,647.59	7,072,209.97	08/01/26
38	30314908	OF	Jacksonville	FL	Actual/360	4.804%	32,332.26	12,284.85	0.00	N/A	07/06/28	--	7,815,808.00	7,803,523.15	08/06/26
39	30314909	RT	District Heights	MD	Actual/360	5.090%	35,502.75	0.00	0.00	N/A	08/01/28	--	8,100,000.00	8,100,000.00	08/01/26
40	30501207	LO	Provo	UT	Actual/360	6.008%	35,679.53	13,919.68	0.00	N/A	07/06/28	--	6,895,945.56	6,882,025.88	08/06/26
42	30314911	MH	Longmont	CO	Actual/360	5.310%	34,131.45	0.00	0.00	N/A	07/06/28	--	7,464,505.00	7,464,505.00	08/06/26
43	30314912	IN	Livonia	MI	Actual/360	5.185%	30,544.95	9,948.08	0.00	N/A	08/06/28	--	6,841,188.06	6,831,239.98	08/06/26
44	30501208	LO	Sandy	UT	Actual/360	5.729%	31,284.24	10,634.72	0.00	N/A	07/06/28	--	6,341,988.80	6,331,354.08	08/06/26
45	30314913	RT	Chandler	AZ	Actual/360	5.080%	28,316.11	9,604.39	0.00	N/A	08/01/28	--	6,473,076.34	6,463,471.95	08/01/26
46	30501194	LO	Savannah	GA	Actual/360	5.560%	28,561.02	10,303.29	0.00	N/A	07/06/28	--	5,965,830.63	5,955,527.34	08/06/26
47	30314914	MH	Various	OH	Actual/360	5.120%	26,516.10	8,855.56	0.00	N/A	08/06/28	--	6,014,237.24	6,005,381.68	08/06/26
48	30314915	LO	Jackson	CA	Actual/360	5.940%	27,591.78	14,049.74	0.00	N/A	07/05/28	--	5,394,286.71	5,380,236.97	08/05/26
50	30314917	RT	Atlanta	GA	Actual/360	5.280%	24,805.72	9,823.24	0.00	N/A	08/01/28	--	5,455,803.67	5,445,980.43	08/01/26
51	30501316	RT	San Clemente	CA	Actual/360	5.780%	27,391.99	6,564.75	0.00	N/A	08/06/28	--	5,503,755.43	5,497,190.68	08/06/26
52	30314918	LO	Port Richey	FL	Actual/360	6.440%	28,578.63	7,538.69	0.00	N/A	08/01/28	--	5,153,429.88	5,145,891.19	07/01/26
53	30314919	IN	Ontario	CA	Actual/360	4.550%	19,590.28	0.00	0.00	N/A	08/01/28	--	5,000,000.00	5,000,000.00	08/01/26
54	30314920	OF	Mount Prospect	IL	Actual/360	5.530%	10,705.48	16,866.68	0.00	N/A	06/06/28	--	2,248,132.50	2,231,265.82	04/06/26
55	30314921	IN	Houston	TX	Actual/360	4.920%	18,209.55	5,727.89	0.00	N/A	07/01/28	--	4,298,083.32	4,292,355.43	08/01/26
56	30314922	98	Long Island City	NY	Actual/360	5.500%	21,312.50	0.00	0.00	N/A	08/06/28	--	4,500,000.00	4,500,000.00	08/06/26
57	30314923	RT	Various	FL	Actual/360	5.060%	19,607.50	0.00	0.00	N/A	07/06/28	--	4,500,000.00	4,500,000.00	08/06/26
59	30501318	LO	Florissant	MO	Actual/360	5.800%	16,146.62	8,506.51	0.00	N/A	08/06/28	--	3,232,916.97	3,224,410.46	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	30314925	SS	Yuba City	CA	Actual/360	4.963%	16,026.35	0.00	0.00	N/A	07/06/28	--	3,750,000.00	3,750,000.00	08/06/26
61	30501317	RT	Houston	TX	Actual/360	5.282%	16,742.30	0.00	0.00	N/A	08/06/28	--	3,681,000.00	3,681,000.00	08/06/26
63	30314927	OF	Irvine	CA	Actual/360	4.770%	11,090.25	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	08/01/26
64	30314928	RT	Wonder Lake	IL	Actual/360	5.700%	4,810.17	0.00	0.00	08/06/28	08/06/33	--	980,000.00	980,000.00	08/06/26
65	30314929	RT	Moscow Mills	MO	Actual/360	5.760%	4,617.76	0.00	0.00	08/06/28	08/06/33	--	931,000.00	931,000.00	08/06/26
Totals							2,644,533.11	661,461.81	0.00				630,301,520.38	629,640,058.57
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A1	14,576,158.32	0.00	--	--	11/11/25	7,663,861.11	131,507.74	125,376.32	505,690.29	0.00	0.00
2A4	14,576,158.32	0.00	--	--	11/11/25	5,109,240.74	87,671.84	83,584.23	337,126.88	0.00	0.00
3A1	7,872,893.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	7,872,893.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,038,536.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	611,417.24	0.00	--	--	12/11/25	651,584.76	2,804.03	176,964.60	176,964.60	0.00	0.00
6A2A4	33,937,129.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A5	33,937,129.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2A6	33,937,129.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,358,618.31	589,007.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	764,884.06	0.00	--	--	10/13/25	8,698,511.80	229,191.00	(224.98)	1,154,307.45	0.00	0.00
11	1,686,783.02	963,512.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,876,386.59	1,871,263.42	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,682,075.18	433,868.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,710,312.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,302,108.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,080,611.83	291,856.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,151,656.85	1,211,389.08	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	(205,194.07)	44,031.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,821,900.08	1,772,653.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	737,628.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,853,504.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,078,121.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,192,343.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	43,109.38	43,109.38	0.00	0.00
31	7,020,285.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	2,175,833.95	860,256.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	408,836.10	108,989.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35A2	7,485,853.89	1,724,884.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,099,608.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,222,321.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	648,258.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	892,917.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	811,050.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	576,954.31	(37,960.26)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	739,713.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	996,680.35	0.00	--	--	--	0.00	0.00	36,106.23	36,106.23	0.00	0.00
53	913,422.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	586,144.83	(613,940.04)	01/01/26	06/30/26	--	0.00	0.00	27,545.06	110,269.38	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	417,837.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	485,646.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	(126,680.86)	29,298.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	272,603.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	91,074.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	75,185.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	202,244,733.75	9,249,111.83				22,123,198.41	451,174.61	492,460.84	2,363,574.21	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	4	64,844,892.04	5	88,060,362.51	1	18,661,760.65	0	0.00	0	0.00	0	0.00	5.019323%	5.002407%	20
07/17/26	0	0.00	3	46,273,130.35	1	18,661,760.65	5	88,204,663.09	1	18,661,760.65	0	0.00	0	0.00	0	0.00	5.019534%	5.002618%	21
06/17/26	3	46,370,172.23	0	0.00	1	18,661,760.65	5	88,361,856.14	1	18,661,760.65	0	0.00	0	0.00	0	0.00	5.019760%	5.002846%	22
05/15/26	3	75,215,898.22	0	0.00	1	18,661,760.65	5	88,504,713.19	1	18,661,760.65	0	0.00	0	0.00	0	0.00	5.019967%	5.003055%	24
04/17/26	0	0.00	0	0.00	1	18,661,760.65	5	88,660,515.76	1	18,661,760.65	1	8,388,425.69	4	1,978,152.31	0	0.00	5.020190%	5.003279%	25
03/17/26	3	48,009,042.30	2	14,265,584.11	1	18,661,760.65	5	88,801,942.87	2	18,661,760.65	0	0.00	3	21,538.12	1	1,599,495.34	5.021903%	5.005002%	26
02/18/26	4	58,695,640.53	0	0.00	1	18,661,760.65	5	88,983,731.16	2	22,896,760.65	0	0.00	3	18,725.51	0	0.00	5.022338%	5.005458%	26
01/16/26	0	0.00	0	0.00	1	18,661,760.65	5	89,123,610.77	2	22,896,760.65	0	0.00	3	18,690.48	0	0.00	5.022472%	5.005593%	27
12/17/25	2	44,562,069.87	0	0.00	1	18,661,760.65	5	89,262,820.75	2	22,896,760.65	0	0.00	3	19,600.09	0	0.00	5.022605%	5.005727%	28
11/18/25	0	0.00	0	0.00	1	18,661,760.65	5	89,415,110.35	2	22,896,760.65	0	0.00	3	18,649.30	0	0.00	5.022751%	5.005875%	29
10/20/25	0	0.00	0	0.00	1	18,661,760.65	5	89,552,924.88	2	22,896,760.65	0	0.00	3	19,560.62	1	3,047,665.74	5.022882%	5.006007%	30
09/17/25	1	19,872,230.88	1	3,052,878.84	1	18,661,760.65	5	89,703,870.34	2	22,896,760.65	0	0.00	3	18,588.08	0	0.00	5.026459%	5.009599%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30299799	04/05/26	3	3	125,376.32	505,690.29	992,151.54	26,553,863.59	01/24/24	98		08/08/25
2A4	30299976	04/05/26	3	3	83,584.23	337,126.88	0.00	17,702,575.73	01/24/24	98		08/08/25
9	30314885	06/01/22	49	6	(224.98)	1,154,307.45	0.00	19,349,630.16	01/08/21	7			10/04/22
30	30314901	07/01/26	0	B	43,109.38	43,109.38	0.00	10,000,000.00	09/22/23	98
52	30314918	07/01/26	0	B	36,106.23	36,106.23	0.00	5,153,429.88
54	30314920	04/06/26	3	3	27,545.06	110,269.38	26,826.07	2,298,948.94	01/16/26	2
Totals					315,496.24	2,186,609.61	1,018,977.61	81,058,448.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		21,582,303	21,582,303	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		589,587,300	480,633,911	2,231,266		106,722,123
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		18,470,455	18,470,455	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	629,640,059	533,900,050	0	0	46,183,131	49,556,878
Jul-26	630,301,520	512,842,595	21,582,303	46,273,130	0	49,603,492
Jun-26	631,016,832	513,410,165	46,370,172	0	21,582,303	49,654,192
May-26	631,672,030	516,212,068	44,177,271	0	21,582,303	49,700,388
Apr-26	632,381,307	582,630,621	0	0	0	49,750,686
Mar-26	634,999,164	522,928,068	48,009,042	14,265,584	0	49,796,469
Feb-26	640,065,213	527,279,575	58,695,641	0	0	54,089,998
Jan-26	640,717,053	586,581,720	0	0	0	54,135,333
Dec-25	641,365,979	542,623,435	44,562,070	0	0	54,180,475
Nov-25	642,070,808	619,174,047	0	0	0	22,896,761
Oct-25	642,713,713	619,816,952	0	0	0	22,896,761
Sep-25	646,465,619	600,643,749	19,872,231	3,052,879	0	22,896,761
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30299799	26,371,119.35	26,553,863.59	93,700,000.00	08/01/25	13,783,802.32	1.49000	06/30/25	05/05/28	260
2A4	30299976	17,580,746.22	17,702,575.73	93,700,000.00	08/01/25	13,783,802.32	1.49000	06/30/25	05/05/28	260
5A1	30314880	30,895,116.98	30,941,730.88		--	(45,491.51)	(0.02000)	09/30/25	08/01/28	263
6A2A4	30314882	8,632,931.67	8,632,931.67	1,636,000,000.00	01/31/18	33,937,129.33	4.06000	09/30/25	05/05/23	I/O
6A2A5	30314883	8,632,931.67	8,632,931.67	1,636,000,000.00	01/31/18	33,937,129.33	4.06000	09/30/25	05/05/23	I/O
6A2A6	30314884	4,316,440.08	4,316,440.08	1,636,000,000.00	01/31/18	33,937,129.33	4.06000	09/30/25	05/05/23	I/O
9	30314885	18,661,760.65	19,349,630.16	9,440,000.00	09/26/25	575,025.06	0.45000	06/30/25	07/01/28	263
30	30314901	10,000,000.00	10,000,000.00	112,200,000.00	05/17/18	7,015,548.35	2.14000	--	07/01/28	I/O
54	30314920	2,231,265.82	2,298,948.94	7,300,000.00	04/24/18	(695,597.04)	(2.10000)	06/30/26	06/06/28	261
Totals		127,322,312.44	128,429,052.72	5,224,340,000.00		136,228,477.49

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1	30299799	OF	VA	01/24/24	98

8/11/2026 - Loan transferred to SS on 1/24/24 due to failure to comply with Excess Cash requirements. Collateral is comprised of 2, adjacent, Class A, 21-story office towers totaling 950K SF in Richmond, VA. Occupany is 68% as of 3/31/26.

Cash managemen t is in place and cash flow sweep is active. Special Servicer has engaged legal counsel; however, PNA has not been executed. Largest tenant had a lease expiration of 6/30/25 and exercised its 5 year renewal option to

6/30/30; lease renewal has been execu ted. Second largest tenant, which had been dark since 2022, vacated the property upon lease expiration on 8/31/25. Receiver was appointed on 8/26/25 and has been focused on addressing capex and leasing at the property. Special Servicer has ordered an u pdated appraisal. Special Servicer continues to review Lender''s rights and remedies as well as disposition options, including but not limited to, sale out of receivership.

2A4	30299976	Various	Various	01/24/24	98
	8/11/2026 - Please refer to commentary on loan 30299799.

5A1	30314880	LO	Various	03/25/25	2

8/11/2026 - Loan transferred to SS on 3/27/2025 due to an Imminent Default. Loan is paid through 5/1/2026. The Loan was originally secured by four (4) hospitality properties (i) 83-room Hampton Inn & Suites Nashville Smyrna located in

Smyrna, TN, (ii) 11 2-room Hilton Garden Inn Nashville Smyrna, located in Smyrna, TN, (iii) 127-room Hyatt Place Phoenix North, located in Phoenix, AZ, and (iv) 139-room Aloft Broomfield, located in Broomfield, CO. A receiver has been in-

place as of September 2025 on the thr ee remaining hotels. Borrower marketed the Aloft for sale and closing occurred in March 2026. Proceeds were utilized to bring the loan current. The Receiver is preparing to commence the orderly

	liquidation of the remaining three hotels later this year, s tarting with the Hyatt Place Phoenix North.
6A2A4	30314882	98	NY	04/21/26	98
	No comments to report this cycle.

6A2A5	30314883	Various	Various	04/21/26	98
	No comments to report this cycle.

6A2A6	30314884	Various	Various	04/21/26	98
	No comments to report this cycle.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	30314885	OF	TX	01/08/21	7

8/11/2026 - The Loan transfer date was 1/8/2021 due to payment default. The Trust took title on 10/5/2022. The Loan is collateralized by Copeland Tower and Stadium Place, two Class-B office buildings in Arlington, Texas. Copeland Tower is a

12-story bui lding built in 1985 and with 126,628 sf of NRA on 6.4 acres. Stadium Place is a 5-story building containing 84,653 NRA sf built in 1982 on 3.9 acres. The collateral was foreclosed on 10/5/2022 and title is held by the Trust.

Occupancy is currently 40% at Copeland Tower and 68% at Stadium Place. Noteholder anticipates marketing the collateral for sale in August via the Ten-X auction site.

30	30314901	OF	VA	09/22/23	98

8/11/2026 - The Senior Loans remain current, while the Mezzanine Loan remains in default. Loan is in cash trap. Special Servicer continues to monitor Loan and collateral. No material leasing updates have been provided by the Borrower.Senior

Loan remains c urrent through the August 2026 payment date.

54	30314920	OF	IL	01/16/26	2

8/11/2026 - The Loan transferred to special servicing effective 1/22/2026 due to payment default. The Loan is due for the January 2026 payment and is secured by a +/- 85,000 SF office building in the northwest Chicago metro area. Initial contact has been made with Borrower and legal counsel has been engaged. Foreclosure was filed and a receiver has been appointed. The receiver is expected to evaluate the asset for sale in the near term. Preliminary discussions are also ongoing with Borrower regarding a pa yoff. Updated appraisal has been finalized.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A1	30314880	0.00	5.00000%	0.00	5.00000%	8	06/25/21	06/25/21	07/07/21
6A2A4	30314882	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A5	30314883	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
6A2A5	30314883	0.00	3.10800%	0.00	3.10800%		05/05/25	05/05/25	07/08/25
6A2A6	30314884	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
7	30501170	24,723,751.71	5.00850%	24,723,751.71	5.00850%	8	07/31/20	06/05/20	08/12/20
35A2	30501054	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
35A2	30501054	0.00	4.80028%	0.00	4.80028%	8	03/11/26	03/19/26	03/31/26
37	30314907	8,345,333.87	5.47000%	8,345,333.87	5.47000%	8	06/10/20	02/28/20	06/11/20
40	30501207	0.00	6.00850%	0.00	6.00850%	8	03/31/22	03/31/22	04/07/22
44	30501208	0.00	5.72850%	0.00	5.72850%	10	05/04/22	05/04/22	06/09/22
Totals		33,069,085.58		33,069,085.58
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	30314886	11/18/22	18,000,000.00	36,400,000.00	16,568,663.14	763,046.40	16,568,663.14	15,805,616.74	2,194,383.26	0.00	48,287.89	2,146,095.37	11.92%
18	30501322	06/17/24	11,920,253.93	3,800,000.00	4,071,990.71	11,606,968.07	4,071,990.71	(7,534,977.36)	19,455,231.29	(2,403.00)	296,427.94	19,158,803.35	147.37%
41	30314910	07/17/25	6,860,816.52	3,800,000.00	2,703,854.02	5,581,038.17	2,703,854.02	(2,877,184.15)	9,738,000.67	0.00	180,780.13	9,557,220.54	124.11%
58	30314924	03/17/26	4,235,000.00	4,025,000.00	5,394,328.85	3,794,833.51	5,394,328.85	1,599,495.34	2,635,504.66	0.00	0.00	2,635,504.66	62.23%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,016,070.45	48,025,000.00	28,738,836.72	21,745,886.15	28,738,836.72	6,992,950.57	34,023,119.88	(2,403.00)	525,495.96	33,497,623.92

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/25	586,500.42	0.00	0.00	0.00	0.00	586,500.42	0.00	0.00	6,687,190.02
		04/17/25	636,724.44	0.00	0.00	0.00	0.00	636,724.44	0.00	0.00
		03/17/25	818,381.57	0.00	0.00	0.00	0.00	818,381.57	0.00	0.00
		02/18/25	630,216.73	0.00	0.00	0.00	0.00	630,216.73	0.00	0.00
		01/17/25	69,108.27	0.00	0.00	0.00	0.00	69,108.27	0.00	0.00
		12/17/24	10,449.42	0.00	0.00	0.00	0.00	10,449.42	0.00	0.00
		11/18/24	621,532.03	0.00	0.00	0.00	0.00	621,532.03	0.00	0.00
		10/18/24	680,724.96	0.00	0.00	0.00	0.00	680,724.96	0.00	0.00
		05/17/24	678,827.66	0.00	0.00	0.00	0.00	678,827.66	0.00	0.00
		04/17/24	611,726.65	0.00	0.00	0.00	0.00	611,726.65	0.00	0.00
		03/15/24	737,390.90	0.00	0.00	0.00	0.00	737,390.90	0.00	0.00
		02/16/24	605,606.97	0.00	0.00	0.00	0.00	605,606.97	0.00	0.00
10	30314886	05/17/23	0.00	0.00	2,146,095.37	0.00	0.00	(48,287.89)	0.00	0.00	2,146,095.37
		11/18/22	0.00	0.00	2,194,383.26	0.00	0.00	2,194,383.26	0.00	0.00
18	30501322	08/17/26	0.00	0.00	19,158,803.35	0.00	0.00	2,403.00	0.00	0.00	12,529,300.26
		08/15/25	0.00	0.00	19,156,400.35	0.00	(74,863.02)	0.00	0.00	0.00
		05/16/25	0.00	0.00	19,231,263.37	0.00	(223,967.92)	0.00	0.00	0.00
		06/17/24	0.00	0.00	19,455,231.29	0.00	0.00	11,920,253.93	0.00	606,643.33
41	30314910	07/17/26	0.00	0.00	9,557,220.54	0.00	(21,131.81)	0.00	0.00	0.00	5,531,851.59
		03/17/26	0.00	0.00	9,578,352.35	0.00	0.00	(27,947.70)	0.00	0.00
		01/16/26	0.00	0.00	9,606,300.05	0.00	0.00	(133,893.29)	0.00	0.00
		08/15/25	0.00	0.00	9,740,193.34	0.00	499.00	1,693.67	0.00	0.00
		07/17/25	0.00	0.00	9,738,000.67	0.00	0.00	6,860,816.52	0.00	(1,168,817.61)
58	30314924	03/17/26	0.00	0.00	2,635,504.66	0.00	0.00	2,635,504.66	0.00	(1,446,140.32)	1,189,364.34
Current Period Totals			0.00	0.00	0.00	0.00	0.00	2,403.00	0.00	0.00	2,403.00
Cumulative Totals			6,687,190.02	0.00	33,497,623.92	0.00	(319,463.75)	30,092,116.18	0.00	(2,008,314.60)	28,083,801.58

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	5,686.56	0.00	0.00	33,415.90	0.00	0.00	0.00	0.00	0.00	0.00
2A4	0.00	0.00	3,791.04	0.00	0.00	22,277.27	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	0.00	6,661.07	0.00	0.00	(2,713.58)	0.00	0.00	2,422.41	0.00	0.00	0.00
9	0.00	0.00	4,017.46	0.00	0.00	0.00	0.00	79,867.15	0.00	0.00	0.00	0.00
30	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	86.80	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,656.13	0.00	0.00	52,979.59	0.00	79,867.15	2,509.21	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		164,012.08

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C12 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30